First Quarter Report
March 31, 2023 (Unaudited)
Wanger Select
Managed by Columbia Wanger Asset Management, LLC
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Wanger Select, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Communication Services 2.6%
Entertainment 1.3%
Take-Two Interactive Software, Inc.(a)	7,808	931,494
Media 1.3%
Trade Desk, Inc. (The), Class A(a)	14,717	896,413
Total Communication Services		1,827,907
Consumer Discretionary 17.2%
Auto Components 1.4%
Dorman Products, Inc.(a)	12,023	1,037,104
Broadline Retail 0.8%
Etsy, Inc.(a)	5,442	605,858
Diversified Consumer Services 2.1%
Bright Horizons Family Solutions, Inc.(a)	19,736	1,519,475
Hotels, Restaurants & Leisure 5.5%
Churchill Downs, Inc.	6,644	1,707,840
Planet Fitness, Inc., Class A(a)	8,567	665,399
Wingstop, Inc.	8,521	1,564,285
Total		3,937,524
Household Durables 2.7%
Skyline Champion Corp.(a)	20,441	1,537,776
TopBuild Corp.(a)	1,861	387,349
Total		1,925,125
Specialty Retail 4.7%
Five Below, Inc.(a)	6,451	1,328,712
Floor & Decor Holdings, Inc., Class A(a)	7,441	730,855
Williams-Sonoma, Inc.	10,551	1,283,635
Total		3,343,202
Total Consumer Discretionary		12,368,288
Consumer Staples 2.7%
Consumer Staples Distribution & Retail 1.1%
BJ’s Wholesale Club Holdings, Inc.(a)	10,303	783,749
Household Products 1.6%
WD-40 Co.	6,296	1,121,003
Total Consumer Staples		1,904,752
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.0%
Energy Equipment & Services 0.4%
ChampionX Corp.	4,829	131,011
Helix Energy Solutions Group, Inc.(a)	17,599	136,216
Total		267,227
Oil, Gas & Consumable Fuels 2.6%
Antero Resources Corp.(a)	21,955	506,941
Diamondback Energy, Inc.	8,952	1,210,042
HF Sinclair Corp.	2,811	135,996
Total		1,852,979
Total Energy		2,120,206
Financials 7.1%
Banks 1.8%
Lakeland Financial Corp.	8,009	501,684
Pinnacle Financial Partners, Inc.	8,930	492,579
Western Alliance Bancorp	8,695	309,020
Total		1,303,283
Capital Markets 3.5%
Ares Management Corp., Class A	12,279	1,024,560
GCM Grosvenor, Inc., Class A	87,305	681,852
Houlihan Lokey, Inc., Class A	8,999	787,322
Total		2,493,734
Insurance 1.8%
Ryan Specialty Holdings, Inc., Class A(a)	31,617	1,272,268
Total Financials		5,069,285
Health Care 17.6%
Biotechnology 3.9%
Exact Sciences Corp.(a)	15,008	1,017,692
Natera, Inc.(a)	24,807	1,377,285
Sarepta Therapeutics, Inc.(a)	2,931	403,980
Total		2,798,957
Health Care Equipment & Supplies 2.6%
Inspire Medical Systems, Inc.(a)	2,989	699,635
Insulet Corp.(a)	2,757	879,373
Outset Medical, Inc.(a)	14,850	273,240
Total		1,852,248
2	Wanger Select | First Quarter Report 2023

Portfolio of Investments   (continued)
Wanger Select, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 3.0%
Amedisys, Inc.(a)	9,519	700,122
Chemed Corp.	2,609	1,402,990
P3 Health Partners, Inc., Class A(a),(b)	66,919	70,934
Total		2,174,046
Life Sciences Tools & Services 8.1%
Bio-Techne Corp.	24,853	1,843,844
Repligen Corp.(a)	9,108	1,533,423
West Pharmaceutical Services, Inc.	6,935	2,402,769
Total		5,780,036
Total Health Care		12,605,287
Industrials 20.4%
Aerospace & Defense 3.5%
Axon Enterprise, Inc.(a)	6,118	1,375,632
Curtiss-Wright Corp.	6,286	1,107,971
Total		2,483,603
Building Products 1.1%
Simpson Manufacturing Co., Inc.	7,196	788,970
Commercial Services & Supplies 2.3%
Casella Waste Systems, Inc., Class A(a)	10,761	889,504
Rollins, Inc.	21,145	793,572
Total		1,683,076
Construction & Engineering 0.9%
WillScot Mobile Mini Holdings Corp.(a)	14,080	660,070
Electrical Equipment 2.8%
AMETEK, Inc.	4,217	612,857
Atkore, Inc.(a)	5,582	784,159
Generac Holdings, Inc.(a)	5,571	601,724
Total		1,998,740
Machinery 2.5%
Middleby Corp. (The)(a)	7,097	1,040,491
SPX Technologies, Inc.(a)	10,591	747,513
Total		1,788,004
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 4.9%
CoStar Group, Inc.(a)	7,728	532,073
Exponent, Inc.	3,976	396,367
ICF International, Inc.	8,834	969,090
Paycom Software, Inc.(a)	5,333	1,621,285
Total		3,518,815
Trading Companies & Distributors 2.4%
SiteOne Landscape Supply, Inc.(a)	12,677	1,735,101
Total Industrials		14,656,379
Information Technology 18.8%
Communications Equipment 1.2%
Calix, Inc.(a)	15,986	856,690
Electronic Equipment, Instruments & Components 1.7%
CDW Corp.	6,168	1,202,081
IT Services 3.7%
Endava PLC, ADR(a)	5,226	351,083
Globant SA(a)	1,801	295,382
MongoDB, Inc.(a)	2,929	682,808
VeriSign, Inc.(a)	6,139	1,297,355
Total		2,626,628
Semiconductors & Semiconductor Equipment 4.4%
Lattice Semiconductor Corp.(a)	8,897	849,664
Marvell Technology, Inc.	17,114	741,036
Monolithic Power Systems, Inc.	2,442	1,222,319
Wolfspeed, Inc.(a)	5,891	382,620
Total		3,195,639
Software 7.8%
Atlassian Corp., Class A(a)	5,564	952,390
Crowdstrike Holdings, Inc., Class A(a)	1,756	241,028
Datadog, Inc., Class A(a)	4,151	301,612
Five9, Inc.(a)	8,976	648,875
HubSpot, Inc.(a)	1,869	801,334
Sprout Social, Inc., Class A(a)	16,819	1,023,941
Workiva, Inc., Class A(a)	7,649	783,334
Zscaler, Inc.(a)	7,377	861,855
Total		5,614,369
Total Information Technology		13,495,407

Wanger Select | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Wanger Select, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 4.9%
Chemicals 2.2%
Albemarle Corp.	2,798	618,470
Avient Corp.	23,629	972,570
Total		1,591,040
Construction Materials 0.7%
Vulcan Materials Co.	2,867	491,862
Containers & Packaging 2.0%
Avery Dennison Corp.	8,095	1,448,438
Total Materials		3,531,340
Real Estate 3.1%
Real Estate Management & Development 3.1%
Colliers International Group, Inc.	13,839	1,460,706
FirstService Corp.	5,603	789,967
Total		2,250,673
Total Real Estate		2,250,673
Total Common Stocks (Cost $68,487,564)		69,829,524

Securities Lending Collateral 0.1%
Issuer	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 4.705%(c),(d)	60,750	60,750
Total Securities Lending Collateral (Cost $60,750)		60,750

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(c),(e)	2,007,273	2,006,872
Total Money Market Funds (Cost $2,006,512)		2,006,872
Total Investments in Securities (Cost: $70,554,826)		71,897,146
Obligation to Return Collateral for Securities Loaned		(60,750)
Other Assets & Liabilities, Net		(132,752)
Net Assets		71,703,644

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at March 31, 2023. The total market value of securities on loan at March 31, 2023 was $51,516.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	2,370,578	6,869,744	(7,233,439)	(11)	2,006,872	(21)	24,647	2,007,273
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fund Reorganization
The Board of Trustees approved an Agreement and Plan of Reorganization to reorganize the Fund with and into Wanger Acorn. Pursuant to applicable law (including the 1940 Act) the reorganization was implemented without shareholder approval. The reorganization occurred on April 21, 2023 and is expected to be a tax-free reorganization for U.S. federal income tax purposes.
4	Wanger Select | First Quarter Report 2023

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1QT7067_12_B01_(05/23)